SUMMARY OF ESTIMATED USEFUL LIVES OF FIXED ASSETS (Details)	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years	5 years
Computer And Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years	5 years
Website Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years	3 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years	3 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years	7 years